Shareholder Report, Average Annual Return (Details)	2 Months Ended	6 Months Ended	12 Months Ended	21 Months Ended	42 Months Ended	47 Months Ended	56 Months Ended	60 Months Ended	79 Months Ended	83 Months Ended	87 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
NAV [Member] | Inspire Global Hope ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Global Hope ETF - NAV
Average Annual Return, Percent		12.41%	19.66%					10.71%			8.88%
NAV [Member] | Inspire Small/Mid Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Small/Mid Cap ETF - NAV
Average Annual Return, Percent		14.56%	20.71%					10.38%			7.76%
NAV [Member] | Inspire Corporate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Corporate Bond ETF - NAV
Average Annual Return, Percent		2.80%	4.13%					0.64%		1.16%
NAV [Member] | Inspire 100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire 100 ETF - NAV
Average Annual Return, Percent		15.99%	24.46%					12.61%	10.45%
NAV [Member] | Inspire International ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire International ETF - NAV
Average Annual Return, Percent		10.36%	15.77%				9.19%
NAV [Member] | Inspire Tactical Balanced ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Tactical Balanced ETF - NAV
Average Annual Return, Percent		9.44%	16.63%			5.52%
NAV [Member] | Inspire Momentum ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Momentum ETF - NAV
Average Annual Return, Percent		19.55%	31.48%		7.58%
NAV [Member] | Inspire Fidelis Multi Factor ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Fidelis Multi Factor ETF - NAV
Average Annual Return, Percent		13.14%	25.11%	12.94%
NAV [Member] | Inspire 500 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire 500 ETF - NAV
Average Annual Return, Percent	(1.40%)
Market Price [Member] | Inspire Global Hope ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Global Hope ETF - Market Price
Average Annual Return, Percent		12.63%	19.81%					10.68%			8.93%
Market Price [Member] | Inspire Small/Mid Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Small/Mid Cap ETF - Market Price
Average Annual Return, Percent		15.23%	21.13%					10.47%			7.82%
Market Price [Member] | Inspire Corporate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Corporate Bond ETF - Market Price
Average Annual Return, Percent		3.38%	4.62%					0.71%		1.22%
Market Price [Member] | Inspire 100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire 100 ETF - Market Price
Average Annual Return, Percent		15.93%	24.24%					12.57%	10.44%
Market Price [Member] | Inspire International ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire International ETF - Market Price
Average Annual Return, Percent		10.89%	16.19%				9.32%
Market Price [Member] | Inspire Tactical Balanced ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Tactical Balanced ETF - Market Price
Average Annual Return, Percent		9.40%	16.85%			5.50%
Market Price [Member] | Inspire Momentum ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Momentum ETF - Market Price
Average Annual Return, Percent		19.63%	31.62%		7.60%
Market Price [Member] | Inspire Fidelis Multi Factor ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Fidelis Multi Factor ETF - Market Price
Average Annual Return, Percent		13.02%	25.08%	12.88%
Market Price [Member] | Inspire 500 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire 500 ETF - Market Price
Average Annual Return, Percent	(1.36%)
Inspire Global Hope Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Global Hope Index
Average Annual Return, Percent		12.96%	20.48%					10.82%			9.36%
Inspire Small Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Small/MidCap Impact Index
Average Annual Return, Percent		14.93%	21.42%					11.92%			8.91%
Inspire 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire 100 Index
Average Annual Return, Percent		16.31%	25.05%					13.50%	11.30%
Inspire Global Hope Ex-US GTR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inspire Global Hope Ex- US GTR Index
Average Annual Return, Percent		10.94%	16.70%				8.55%
Inspire 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire 500 Index
Average Annual Return, Percent	(1.38%)
S & P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	1.38%
S&P Global 1200 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200® Index
Average Annual Return, Percent		15.25%	24.99%	16.57%				13.15%			11.42%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Total Return Index
Average Annual Return, Percent		15.23%	20.12%					8.61%			6.89%
S&P SmallCap 600 Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600® Equal Weight Index
Average Annual Return, Percent		12.20%	16.44%					10.67%			7.52%
Bloomberg Intermediate Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate Corporate Index
Average Annual Return, Percent		3.15%	4.99%					1.63%		2.10%
Bloomberg U.S. Intermediate Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.12%	1.31%					(0.17%)		0.77%
S & P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		16.35%	28.19%					15.80%	13.49%
S&P International 700 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P International 700 TR
Average Annual Return, Percent		13.10%	18.88%				8.16%
S&P Target Risk Moderate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Moderate Index
Average Annual Return, Percent		7.43%	10.77%			3.58%
S&P MidCap 400® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Average Annual Return, Percent		17.27%	25.97%		10.31%
S&P Composite 1500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Index
Average Annual Return, Percent		16.36%	27.86%		12.31%
MSCI ACWI Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net
Average Annual Return, Percent		14.10%	23.56%	14.83%
WI Fidelis Multi-Cap, Multi- Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WI Fidelis Multi-Cap, Multi- Factor Index
Average Annual Return, Percent		13.67%	26.19%	14.34%